Investment Properties - Summary of Investment Properties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property [line items]
Beginning balance	₩ 1,189,531	₩ 1,148,044
Acquisition	75,263	48,850
Disposal and termination	(14,967)	(9,927)
Depreciation	(44,653)	(47,295)
Transfer from(to) property and equipment	(39,363)	61,472
Transfer and others	(74,727)	(11,613)
Ending balance	1,091,084	1,189,531
Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,590,018	1,501,400
Ending balance	1,518,917	1,590,018
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(400,487)	(353,356)
Ending balance	(427,833)	(400,487)
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	356,790	302,750
Acquisition	1,111
Disposal and termination	(4,729)	(3,493)
Transfer from(to) property and equipment	3,080	64,449
Transfer and others	(7,404)	(6,916)
Ending balance	348,848	356,790
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	358,358	302,750
Ending balance	350,417	358,358
Land [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(1,568)
Ending balance	(1,569)	(1,568)
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	792,768	766,529
Acquisition	7	775
Disposal and termination	(10,238)	(6,434)
Depreciation	(44,653)	(47,295)
Transfer from(to) property and equipment	(5,366)	(1,793)
Transfer and others	9,597	80,986
Ending balance	742,115	792,768
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,191,687	1,119,885
Ending balance	1,168,379	1,191,687
Buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(398,919)	(353,356)
Ending balance	(426,264)	(398,919)
Investment property, construction-in-progress [Member]
Disclosure of detailed information about investment property [line items]
Beginning balance	39,973	78,765
Acquisition	74,145	48,075
Transfer from(to) property and equipment	(37,077)	(1,184)
Transfer and others	(76,920)	(85,683)
Ending balance	121	39,973
Investment property, construction-in-progress [Member] | Gross carrying amount [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	39,973	78,765
Ending balance	₩ 121	₩ 39,973